RELATED PARTIES TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTIES TRANSACTIONS

Note 16 - RELATED PARTIES TRANSACTIONS:

	Year ended December 31
	2025	2024	2023
	U.S. dollars in thousands
Balances With Related Parties:
Promissory note	-	2,151	-
Transactions with Related Parties:
Advisory fees:
Digital assets advisory fees (1)	115	-	-
Finance expenses:
Interest expense related to Promissory note	160	121	-
Share-based compensation:
Research and development income, net	-	62	(163)
General and administrative expenses (2)	6,497	140	76

(1)	In connection with the Private Placement, the Sponsor (a related party) was entitled to advisory fees, including equity-based compensation consisting of ordinary shares, pre-funded warrants and sponsor warrants. See Note 12 for further details.

(2)	On July 31, 2025, the Company’s Board approved the appointment of a new Chief Executive Officer (the “New CEO”), effective July 31, 2025. The newly appointed CEO also joined the Company’s Board.

During the year ended December 31, 2025, the Company granted 13,453,632 RSUs to the New CEO.

ZOOZ STRATEGY LTD

NOTES TO THE FINANCIAL STATEMENTS (continued)

The fair value of the RSUs that were granted during the year ended December 31, 2025, is $28,791 thousand, which is expected to be recognized over 4 years vesting period.

During the year ended December 31, 2024, the Company granted to the former CEO 275,000, at a weighted average exercise price of $1.98.

The fair value of the stock options granted during the year ended December 31, 2024, is $397 thousand. Following the departure of the former CEO during 2025, stock options with a total fair value of approximately $298 thousand were forfeited, and cumulative compensation expense of $99 thousand was recognized.

During the years ended December 31, 2023, no share-based payment awards were granted to the former CEO.

(3)	On January 2025, the Company received a purchase order from SMYZE Intelligent Technology (Shanghai) Co., Ltd, a private company controlled by Mr. Fang Zheng, who served at such time as a director of the Company and the majority shareholder of Keyarch Global, for the shipment of one ZOOZTER™-100 for demo purposes with an option to purchase such system at terms to be agreed on between the parties. The Company installed such system in September 2025.

(4)	Mr. Zheng is one of our directors, who as of December 31, 2025, holds approximately 2,369,550 Ordinary Shares of our issued and outstanding share capital (includes (i) 150,000 Ordinary Shares held by Fang Zheng, and (ii) 2,219,550 Ordinary Shares held by Keyarch Global Sponsor Limited) and is also one of the Purchasers in the Private Placement.

Keywise Discovery Master Fund – Keywise, invested $8 million in the Private Placement. The general partner of Keywise is Keywise Capital Management, a Cayman Island company controlled by Mr. Fang Zheng, who also serves as the fund manager of Keywise.